Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefit beginning balance	$ 16	$ 17
Increases for tax positions taken in prior years	0	0
Decreases for tax positions taken in prior years	0	(1)
Increases for tax positions taken in current years	0	0
Settlements	0	0
Unrecognized tax benefit ending balance	$ 16	$ 16